Related Party Transactions - Amounts Due from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 498,971	$ 71,673	¥ 526,424
Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	49,734	7,144	45,777
Wanjia Win-Win
Related Party Transaction [Line Items]
Amounts due from related parties			277
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	428,724	61,583	470,481
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	42,170	6,057	32,007
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			110
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	70,247	10,090	55,556
Gopher Capital GP Ltd | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 7,564	$ 1,087	¥ 13,770